Collaborative Research and Development Agreements (Additional Information) (Details) - Collaborative Arrangement [Member] - Centessa Pharmaceuticals (UK) Limited (Centessa) [Member] - USD ($)
$ in Millions
	Nov. 24, 2023	Jun. 30, 2026	Dec. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Potential future payments	$ 10.0	$ 10.0	$ 10.0
License Agreement, Centessa Pharmaceuticals (UK) Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Front cash payment	4.0
Reimbursement	3.0
Transaction costs incurred	0.3
Total transaction	$ 7.3